Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
			Over	December	December
	Within 1 year	1 - 5 years	5 years	31, 2023	31, 2022
Accounts payable, accrued liabilities and payable due to related party	5,724	-	-	5,724	3,173
Long‐term incentive plan (cash‐settled awards )	6,139	318	-	6,457	2,716
Corporate office leas es	135	90	-	225	348
Total	11,998	408	-	12,406	6,237